Derivatives (Summary Of Gain (Loss) Associated With Derivative Contracts Not Designated As Hedges) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Foreign Exchange Contracts [Member] | Other Expense, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in operations	$ 1.9	$ 3.1	$ (4.9)